INCOME TAX	12 Months Ended
Jun. 30, 2023
INCOME TAX [Abstract]
INCOME TAX
3.	INCOME TAX

		2023	2022	July 20, 2020 to June 30, 2021
	Note	US$	US$	US$
Recognised in profit or loss
Current income tax:
Current income tax benefit in respect of the current year		-	-	-
Deferred income tax:
Origination and reversal of temporary differences		-	-	-
Income tax expense reported in profit or loss		-	-	-

Reconciliation between tax expense and accounting loss before income tax
Accounting loss before income tax		(17,444,754)	(21,521,237)	(13,230,837)
At the Australian income tax rate of 30%		(5,233,426)	(6,456,371)	(3,969,251)
Effect of lower income tax rate in the United States		488,952	433,351	124,391
Expenditure not allowable for income tax purposes		870,584	2,502,099	2,942,127
Exchange differences		5,329	30,731	(5,365)
Adjustments in respect of deferred tax of previous years		(182,314)	174,258	-
Effect of deferred tax assets not brought to account		4,050,875	3,315,932	908,098
Income tax expense reported in profit or loss		-	-	-

Deferred tax assets and liabilities
Deferred tax liabilities:
Right-of-use assets		305,000	121,755	142,128
Deferred tax assets used to offset deferred tax liabilities		(305,000)	(121,755)	(142,128)
		-	-	-
Deferred tax assets:
Accrued expenditures		139,113	22,500	53,997
Provisions		21,956	12,125	2,893
Lease liabilities		246,832	132,393	142,695
Capital allowances		3,241,541	2,535,077	-
Tax losses available to offset against future taxable income		5,361,043	2,053,718	1,260,669
Deferred tax assets used to offset deferred tax liabilities		(305,000)	(121,755)	(142,128)
Deferred tax assets acquired on reverse acquisition not brought to account (1)		-	-	(410,028)
Other deferred tax assets not brought to account (1)		(8,705,485)	(4,634,058)	(908,098)
		-	-	-

Notes:

(1)
The benefit of deferred tax assets not brought to account will only be subsequently recognised if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.